CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Convertible redeemable preference shares, authorized	63,500,000	63,500,000
Convertible redeemable preference shares, par value	$ 0.001	$ 0.001
Convertible redeemable preference shares, issued		58,235,289
Convertible redeemable preference shares, outstanding		58,235,289
Convertible redeemable preference shares, Liquidation preference		$ 90,879,112
Ordinary shares, par value	$ 0.001	$ 0.001
Ordinary shares, authorized	1,000,000,000	200,000,000
Ordinary shares, issued	111,334,002	17,225,275
Ordinary shares, outstanding	109,593,222	17,225,275
Treasury stock, shares	1,740,780